Warrant Liabilities - Additional Information (Details) - USD ($)			3 Months Ended	12 Months Ended
	Dec. 14, 2023	Dec. 13, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 15, 2023	Dec. 31, 2022	May 31, 2022
Warrant Liabilities [Line Items]
Warrants exercise price, description			The Public Warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years from the Merger Closing Date. The exercise price and number of shares of Class A common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation.	The Public Warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years from the Merger Closing Date. The exercise price and number of shares of Class A common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation.
Warrants become exercisable, description			Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants: • in whole and not in part; • at a price of $0.01 per Warrant; • upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and • if, and only if, the closing price per share of Class A Common Stock equals or exceeds $18.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a Public Warrant as described under the heading “- Warrants—Public Stockholder Warrants—Anti-dilution Adjustments”) for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.	Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants: • in whole and not in part; • at a price of $0.01 per Warrant; • upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and • if, and only if, the closing price per share of Class A Common Stock equals or exceeds $18.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a Public Warrant as described under the heading “- Warrants—Public Stockholder Warrants—Anti-dilution Adjustments”) for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.
Warrants exercisable			0
Common stock, value, issued			$ 2,022	$ 1,602		$ 645
Fair value of warrants			$ 233,000	$ 641,000	$ 2,448,000
Contractual term			60 days
Gem Agreement [Member] | Gem Warrant [Member]
Warrant Liabilities [Line Items]
Warrants exercise price					$ 6.49
Warrants exercise price, description			The exercise price will be adjusted to 105% of the then-current exercise price if on the one-year anniversary date of the Effective Time, the GEM Warrant has not been exercised in full and the average closing price per share of Class A Common Stock for the 10 days preceding the anniversary date is less than 90% of the initial exercise price. GEM may exercise the GEM Warrant at any time and from time to time until December 14, 2026. The terms of the GEM Warrant provide that the exercise price of the GEM Warrant, and the number of shares of Class A Common Stock for which the GEM Warrant may be exercised, are subject to adjustment to account for increases or decreases in the number of outstanding shares of New Banzai Common Stock resulting from stock splits, reverse stock splits, consolidations, combinations and reclassifications. Additionally, the GEM Warrant contains weighted average anti-dilution provisions that provide that if the Company issues shares of common stock, or securities convertible into or exercisable or exchange for, shares of common stock at a price per share that is less than 90% of the exercise price then in effect or without consideration, then the exercise price of the GEM Warrant upon each such issuance will be adjusted to the price equal to 105% of the consideration per share paid for such common stock or other securities. In the event of a Change of Control, if the Surviving Corporation does not have registered class of equity securities and common shares listed on a U.S. national securities exchange, then the Holder is entitled to receive one percent of the total consideration received by the Company’s stockholders and the GEM Warrants will expire upon payment.	The exercise price will be adjusted to 105% of the then-current exercise price if on the one-year anniversary date of the Effective Time, the GEM Warrant has not been exercised in full and the average closing price per share of Class A Common Stock for the 10 days preceding the anniversary date is less than 90% of the initial exercise price. GEM may exercise the GEM Warrant at any time and from time to time until December 14, 2026. The terms of the GEM Warrant provide that the exercise price of the GEM Warrant, and the number of shares of Class A Common Stock for which the GEM Warrant may be exercised, are subject to adjustment to account for increases or decreases in the number of outstanding shares of New Banzai Common Stock resulting from stock splits, reverse stock splits, consolidations, combinations and reclassifications. Additionally, the GEM Warrant contains weighted average anti-dilution provisions that provide that if the Company issues shares of common stock, or securities convertible into or exercisable or exchange for, shares of common stock at a price per share that is less than 90% of the exercise price then in effect or without consideration, then the exercise price of the GEM Warrant upon each such issuance will be adjusted to the price equal to 105% of the consideration per share paid for such common stock or other securities. In the event of a Change of Control, if the Surviving Corporation does not have registered class of equity securities and common shares listed on a U.S. national securities exchange, then the Holder is entitled to receive one percent of the total consideration received by the Company’s stockholders and the GEM Warrants will expire upon payment.
Percentage of right to convert warrant to common shares							3.00%
Warrants and rights outstanding							$ 650,000,000
Warrants purchased					828,533
Class of warrants or rights threshold limit for the then issued and outstanding shares of Common Stock					9.99%
Gem Agreement [Member] | Share Purchase Agreement [Member]
Warrant Liabilities [Line Items]
Common stock, value, issued							$ 100,000,000
Gem Agreement [Member] | GEM Term Sheet [Member]
Warrant Liabilities [Line Items]
Convertible debenture	$ 2,000,000	$ 2,000,000		$ 2,000,000
Convertible debenture maturity period	5 years	5 years
Coupon rate	0.00%	0.00%
Commitment fee expense				$ 2,000,000
Class A Common Stock [Member] | Gem Agreement [Member]
Warrant Liabilities [Line Items]
Convertible debenture			$ 900,000
Class A Common Stock [Member] | Gem Agreement [Member] | GEM Term Sheet [Member] | Gem Warrant [Member]
Warrant Liabilities [Line Items]
Percentage of right to convert warrant to common shares	3.00%	3.00%
Public Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding			11,500,000	11,500,000
Warrants exercise price			$ 11.5	$ 11.5
Warrant expiration period			5 years	5 years
Public Warrants [Member] | Redemption of Warrants When Price per Class A Ordinary Share Equals or Exceeds $18.00 [Member]
Warrant Liabilities [Line Items]
Redemption trigger price			$ 18	$ 18
Public Warrants [Member] | Class A Common Stock [Member]
Warrant Liabilities [Line Items]
Warrants exercisable				0
Redemption trigger price			$ 18	$ 18
Fractional shares issued upon exercise of common stock			0	0